Derivatives (Details) - Schedule of the Group’s Open Positions - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Group’s Open Positions [Line Items]
Fair Value of Asset	$ 1,801,095	$ 54
Fair Value of Liability	(3,009,166)
Net Amount	(1,208,071)	54
OTC stock option contracts [Member]
Schedule of the Group’s Open Positions [Line Items]
Fair Value of Asset	1,801,095
Fair Value of Liability	(3,009,166)
Net Amount	$ (1,208,071)
Stock Indices CFDs [Member]
Schedule of the Group’s Open Positions [Line Items]
Fair Value of Asset		54
Fair Value of Liability
Net Amount		$ 54